Related Party Payables (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Accounts payable, related party payables	$ 4.4	$ 36.8
Related party payables	2,000.7	2,653.1
GFLMS
Related Party Transaction [Line Items]
Related party loans payables	1,996.3	2,614.8
All Others (Member)
Related Party Transaction [Line Items]
Related party loans payables		$ 1.5